As filed with the Securities and Exchange Commission on June 19, 2000.

                                                 Securities Act File No. 2-29020
                                        Investment Company Act File No. 811-1646
================================================================================


------------------
OMB Number:            U.S. SECURITIES AND EXCHANGE COMMISSION
3235-0307                      WASHINGTON, D.C. 20549
Expires: 05/31/00                  ---------------
Estimated average
Burden hours per                      FORM N-1A
response 212.80
------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [_]

          Pre-Effective Amendment No.                                   [_]
                                      ----

          Post-Effective Amendment No. 66                               [X]
                                      ----
                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [_]

            Amendment No.   66                                          [X]
                           ----
                       (Check appropriate box or boxes.)

                                CIGNA Funds Group
               (Exact Name of Registrant as Specified in Charter)

           100 Front Street, Suite 300, Worcester, Massachusetts 01601
               (Address of Principal Executive Offices)     (Zip Code)
                                 (860) 726-3700
               Registrant's Telephone Number, including Area Code

                  Linda R. Johnson, 100 Front Street, Suite 300
                         Worcester, Massachusetts 01601
                     (Name and Address of Agent for Service)

                                  Continuous
                (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[_] Immediately upon filing pursuant to paragraph (b)
[_] on pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[_] on (date) pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[_] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   -----------
Please send communications to: Jeffrey S. Winer, Esq.
                   c/o TimesSquare Capital Management, Inc.
             900 Cottage Grove Road, S-215, Hartford CT 06152-2215
                                (860) 726-5576

                  With a copy to: Geoffrey R. T. Kenyon, Esq.
                                  Goodwin, Procter & Hoar LLP
                                  Exchange Place
                                  Boston, Ma 02109-2881
                                  (610) 570-1167

This Post-Effective Amendment No. 66 to the Registration statement of CIGNA Funds Group is comprised of the following papers and documents:

1.  Facing Sheet;
2. Supplement to the Prospectus for the premier class of CIGNA Funds Group containing disclosure concerning the prior performance of portfolios managed by sub-advisers to the sub-advised series of CIGNA Funds Group;
3.  Signature page.
4.  Power of Attorney

The prospectus dated May 1, 2000 for the premier class of all of the series of CIGNA Funds Group, the Statement of Additional Information also dated May 1, 2000, and Part C and all Exhibits, are hereby incorporated by reference to Post-Effective Amendment No. 64 filed on April 28, 2000 (accession number 0000022828-00-000009).

                               CIGNA Funds Group
                               Charter Funds(SM)
                                 Premier Class
                       Supplement Dated June __, 2000 to
                         Prospectus dated May 1, 2000

Prior Performance of the Funds' Sub-Advisers

The following tables reflect past investment performance achieved by composites of portfolios managed by the funds' sub-advisers and having investment objectives, policies, strategies and risks substantially similar to those of the corresponding Charter Fund of the same name. Each composite includes all discretionary, fee-paying accounts and mutual funds managed by each respective fund's sub-adviser, all of which have substantially similar investment objectives, policies, strategies and risks as their corresponding Charter Fund. The tables show the average annualized total returns for the one, three, five and ten-year (or life of the composite, if shorter) periods ended December 31, 1999. The data is provided to illustrate the past performance of the sub-advisers in managing substantially similar accounts as measured against specified market indices and does not represent the performance of the Charter Funds. These performance figures are based on the actual investment performance of the composites, net of fees and expenses (except for custodial fees and expenses of private accounts, which typically are paid directly by the account), or are based on performance net of the highest fees charged to any account in the composite. Fund advisory fees and other expenses generally are higher than the fees on the accounts included in the composites. Therefore, fund returns will generally be lower. Investors should not consider this performance data as fund performance, or an indication of future performance of the funds.



                               Balanced Composite
                           Sub-Adviser - INVESCO, Inc.
                     Composite Inception: December 31, 1972

                                      Lehman
                                    Government/
                          S&P 500    Corporate    60% S&P 500 Index,
              Composite   Index1    Bond Index2   40% Lehman Gov/Corp Bond Index
              ---------   ------    -----------   ------------------------------
One year         5.8%     21.04%      -2.15%                   11.6%
Three years     15.4%     27.56%       5.54%                   18.9%
Five years      17.5%     28.56%       7.61%                   20.1%
Ten Years       13.5%     18.21%       7.65%                   14.1%

                     Large Company Stock Growth Composite
     Sub-Adviser - Morgan Stanley Dean Witter Investment Management Inc.
                    Composite Inception: December 21, 1984

                          Composite           S&P 500 Index1
                          ---------           -------------
One year                    39.25%                21.04%
Three years                 30.37%                27.56%
Five years                  33.36%                28.56%
Ten years                   19.35%                18.21%




                       Large Company Stock Value Composite
                        Sub-Adviser - John A. Levin & Co.
                    Composite Inception - September 30, 1986

                        Composite   Russell 1000 Value Index3   S&P 500 Index1
                        ---------   -------------------------   --------------
One year                  16.79%               7.35%                21.04%
Three years               18.51%              18.83%                27.56%
Five years                21.78%              23.08%                28.56%
Ten years                 15.50%              15.57%                18.21%




                      Small Company Stock Growth Composite
                   Sub-Adviser - Fiduciary International, Inc.
                      Composite Inception - January 1, 1987

                     Composite  Russell 2000 Index4  Russell 2000 Growth Index5
                     ---------  -------------------  --------------------------
One year               59.52%          21.26%                  43.09%
Three years            27.09%          13.08%                  17.83%
Five years             27.11%          16.69%                  18.99%
Ten years              21.64%          13.40%                  13.51%




                       Small Company Stock Value Composite
                            Sub-Adviser - Berger LLC
                     Composite Inception - December 5, 1997

                                  Composite6       Russell 2000 Index4
                                  ----------       -------------------
One year                            17.70%               21.26%
Since Inception                     10.68%                9.25%

                             Foreign Stock Composite
          Sub-Adviser - Bank of Ireland Asset Management (U.S.) Limited
                      Composite Inception - January 1, 1990

                                         Morgan Stanley Capital International
                         Composite7      Europe, Australia and Far East Index8
                         ----------      -------------------------------------
One year                   32.02%                      27.29%
Three years                17.25%                      16.06%
Five years                 18.91%                      13.16%
Ten years                  14.48%                       7.34%

All composite performance information assumes reinvestment of all net investment income.

The average annual total return is equivalent to the annual rate of return which, if earned in each year of the indicated multi-year period, would produce the actual cumulative rate of return over the time period.

The private accounts that are included in the composites are not subject to the same types of expenses to which the funds are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the funds by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. If these requirements had been applicable, they may have adversely affected performance of these accounts. Consequently, if the private accounts included in the composites had been regulated as mutual funds under the federal securities and tax laws, the composites' performance results may have been lower than what is shown above.
In addition, the funds generally experience cash flows that are different that the private accounts, and this may also cause the performance of a fund to be lower than that of its corresponding composite. Also, the methodology used to calculate the total return of the private accounts included in the composites is different that the Securities and Exchange Commission's methods to calculate total return for mutual funds. The use of different methodology could result in performance results that differ from results calculated according to the SEC's methods. Private account performance calculations have been prepared in conformance with methodology approved by the Association for Investment Management and Research ("AIMR"), an organization of investment professionals. For the Large Company Stock Value and Balanced composites, performance calculations have been prepared in conformance with AIMR approved methodology since January 1, 1993.

The investment results of the composites presented above are not intended to predict or suggest the returns that might be experienced by the corresponding Charter Fund or an individual investor in a fund.



-----------------------
1S&P 500 Index (registered trademark of Standard & Poor's Corp.): An unmanaged index of 500 common stocks, weighted by market capitalization, representing approximately 75% of NYSE (New York Stock Exchange) capitalization and 30% of NYSE issues. Index performance includes the reinvestment of dividends and capital gains.

2 Lehman Government/Corporate Bond Index: An index considered indicative of the broad domestic fixed-income market.

3 Russell 1000(R) Value Index: A market capitalization-weighted index published by Frank Russell & Co. that measures the performance of the companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index.

4 Russell 2000(R) Index: A market capitalization-weighted index published by Frank Russell & Co. that measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The index is considered to be Frank Russell & Co.'s small capitalization index.

5 Russell 2000(R) Growth Index: Measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

6 The Small Company Stock Value Composite consists exclusively of Connecticut General Life Insurance Company Separate Account BSC. As of December 31, 1999 this account had assets of $287 million.

7 The composite for the period since January 1, 1998 is comprised of all U.S. dollar denominated fully discretionary international accounts managed by the sub-adviser. For the period January 1, 1990 to December 31, 1997 the composite is comprised of all U.S. and Canada based fully discretionary international accounts managed by the sub-adviser. Composite inception date represents commencement of use of AIMR approved methodolgy for calculating performance.

8 Morgan Stanley Capital International EAFE Index: Measures the performance for a diverse range of global stock markets within Europe, Australia and the Far East.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant, CIGNA Funds Group has duly caused this Amendment No. 66 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bloomfield, and State of Connecticut on the 19th day of June, 2000.

                                         CIGNA Funds Group

                                         Richard H. Forde
                                         Chairman of the Board of Trustees
                                            and President


                                         By: /s/  Jeffrey S. Winer
                                             -----------------------------------
                                             Jeffrey S. Winer
                                             Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment No. 66 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                        Title                       Date
     ---------                        -----                       ----

Richard H. Forde                      Chairman of                 June 19, 2000.
                                      the Board of
                                      Trustees and
                                      President (principal
By:  /s/ Jeffrey S. Winer             executive officer)
     ----------------------------
     Jeffrey S. Winer
     Attorney-in-Fact                 Treasurer
                                      (principal
                                      financial officer
                                      and principal
     /s/ Alfred A. Bingham III        accounting officer)         June 19, 2000.
     ----------------------------
     Alfred A. Bingham III



This Amendment to the Registration Statement has also been signed below by Jeffrey S. Winer, Attorney-in-Fact, on behalf of the following Trustees on the date indicated, such Trustees being all of the Trustees currently holding the office of Trustee of Registrant.

     Hugh R. Beath                    Thomas C. Jones
     Richard H. Forde                 Paul J. McDonald
     Russell H. Jones


By:  /s/ Jeffrey S. Winer                                         June 19, 2000.
     ----------------------------
     Jeffrey S. Winer

                               CIGNA FUNDS GROUP
                         CIGNA INSTITUTIONAL FUNDS GROUP
                          CIGNA VARIABLE PRODUCTS GROUP

                                POWER OF ATTORNEY

The undersigned hereby appoint Alfred A. Bingham III and Jeffrey S. Winer, each of them singly and with full power of substitution, attorney-in-fact and agent for me and in my name and on my behalf in any and all capacities to sign any Registration Statement under the Securities Act of 1933, as amended, any Registration Statement under the Investment Company Act of 1940, as amended, or any filing under the securities laws of any of the states of the United States of America or of any jurisdiction ("Blue Sky Law") for CIGNA Funds Group, CIGNA Institutional Funds Group and CIGNA Variable Products Group and any amendment to any such Registration Statement or any Blue Sky Law filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, or with the appropriate state agency under the applicable Blue Sky Laws, to file such Registration Statements, amendments and filings and generally to do and perform all things necessary to be done in that connection, hereby ratifying and confirming my signature as it may be signed by said attorney-in-fact and agent to any and all Registration Statements and amendments thereto and to any and all Blue Sky Law filings and amendments thereto and ratifying and confirming all other acts that said attorney-in-fact and agent may lawfully do or cause to be done by virtue of this appointment.

Signed this 27th day of April, 1999.        /s/ Richard H. Forde
                                           -------------------------------------
                                           Richard H. Forde
                                           President
                                           CIGNA Variable Products Group
                                           CIGNA Funds Group
                                           CIGNA Institutional Funds Group

                                            /s/ Richard H. Forde
                                           -------------------------------------
                                           Richard H. Forde
                                           Chairman of the Board, President
                                             and Trustee

                                            /s/ Hugh R. Beath
                                           -------------------------------------
                                           Hugh R. Beath, Trustee

                                            /s/ Russell H. Jones
                                           -------------------------------------
                                           Russell H. Jones, Trustee

                                            /s/ Thomas C. Jones
                                           -------------------------------------
                                           Thomas C. Jones, Trustee

                                            /s/ Paul J. McDonald
                                           -------------------------------------
                                           Paul J. McDonald, Trustee